Document And Entity Information	Jun. 07, 2024
Document Information Line Items
Entity Registrant Name	VANECK BITCOIN TRUST
Trading Symbol	HODL
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001838028
Document Period End Date	Jun. 07, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41908
Entity Tax Identification Number	85-6811021
Entity Address, Address Line One	666 Third Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	293-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Security Exchange Name	CboeBZX